Promissory Notes (Details) - USD ($)					12 Months Ended
	Jan. 25, 2025	Nov. 26, 2024	Sep. 30, 2024	Jan. 25, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Oct. 25, 2024	Jul. 31, 2024
Promissory Notes [Line Items]
Principal amount of debt issued										$ 1,000,000
Fair value					$ 945,096	$ 11,349,497
Fair value gain on promissory notes					(705,565)	108,288
Unsecured Convertible Promissory Notes [Member]
Promissory Notes [Line Items]
Fair value gain on promissory notes					377,897
Parent [member] | Unsecured Convertible Promissory Notes [Member]
Promissory Notes [Line Items]
Principal amount of debt issued				$ 1,610,657
Notes paid	$ 1,460,657			150,000
Fair value				1,418,675
NCAC Note [Member]
Promissory Notes [Line Items]
Shares issued (in Shares)								46,870
Fair value gain on promissory notes					705,565	(108,288)
Fair value of notes						2,790,492
NCAC Note [Member] | Unsecured Convertible Promissory Notes [Member]
Promissory Notes [Line Items]
Principal amount of debt issued						$ 1,615,501
Notes paid	$ 1,515,501			100,000
Fair value				$ 1,413,529
Shares issued (in Shares)			5,405
Conversion price (in Dollars per share)			$ 298.88
Weighted average share price (in Dollars per share)			$ 298.88
PGI [Member]
Promissory Notes [Line Items]
Shares issued (in Shares)				8,365
PGI [Member] | Unsecured Convertible Promissory Notes [Member]
Promissory Notes [Line Items]
Shares issued (in Shares)			3,473					42,378	1,414
Extinguishment amount			$ 1,307,960
Conversion price (in Dollars per share)			$ 298.88						$ 298.88
Weighted average share price (in Dollars per share)		$ 298.88
Fair value gain on promissory notes					$ 327,668